Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Interest and Other Income	$ 2,698,186	$ 2,936,326
Interest Expense	2,025,000	1,997,249
Net Interest Income	673,186	939,077
Provision for losses on mortgage loans receivable	155,056	188,634
Net Interest Income after Provision for Mortgage Losses	518,130	750,443
Operating Expenses
Other than temporary impairment on bond portfolio	258,000
Other operating expenses	597,337	792,730
Operating Loss	(337,207)	(42,287)
Other Income		4,053
Net Loss	$ (337,207)	$ (38,234)
Basic and Diluted (Loss) Income Per Share	$ (.20)	$ (0.02)
Dividends Declared Per Share	$ .24	$ 0.23
Weighted Average Common Shares Outstanding - Basic and Diluted	1,677,798	1,677,798